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SCHWAB CAPITAL TRUST
Laudus International MarketMasters Fund™
(the fund or Fund)
Supplement dated June 30, 2021 to the fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and SAI and should be read in conjunction with the Statutory
Prospectus and SAI.
Thomas J. Durante, a portfolio manager with Mellon Investments Corporation, one of the fund’s sub-advisers, retired effective June 30, 2021. Also, effective June 30, 2021, Michael Stoll is added as a portfolio manager for Mellon Investments Corporation. Accordingly, the following changes are made to the fund’s Statutory Prospectus and SAI:
1.
All references to Thomas J. Durante in the fund’s Statutory Prospectus and SAI are hereby deleted in their entirety.

2.
Statutory Prospectus – In the table under “The Fund’s Investment Managers” in the “Fund Management” section: The following is added under “Mellon Investments Corporation”:

Investment Manager and Address	Year Founded/ Assets Under Management (as of 12/31/2020)	Portfolio Manager(s)	Employment Experience
		Michael Stoll Vice President, Senior Portfolio Manager and Team Manager	Michael is a senior portfolio manager and team manager in the equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm and industry in 2005, he was a senior manager in consulting engineering at Northgate Environmental Management. Michael earned an MBA and an MS in geotechnical engineering from the University of California at Berkeley and a BS in civil engineering from the University of California at Irvine.

3.
SAI – On page 34, under “Other Accounts.” for Mellon in the “PORTFOLIO MANAGERS” section: The following is added:

In addition to the Fund, the portfolio manager below is responsible for the day-to-day management of certain other accounts, as listed below, as of May 31, 2021. There are no accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts (separate accounts)
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael Stoll	114	$130,281,000,000	106	$114,634,000,000	58	$145,733,000,000

4.
SAI – On page 35, under “Ownership of Fund Shares.” for Mellon in the “PORTFOLIO MANAGERS” section:
The following is appended to the paragraph:

As of May 31, 2021, Michael Stoll did not beneficially own any of the Fund’s shares.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG115243-00 (06/21)
00262722